Inventories - Schedule of Inventories (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventories [Abstract]
Raw materials		$ 813,306	$ 1,374,648
Finished goods		223,854	77,310
Work in process		158,182	235,194
Inventory in transit (Note A)	[1]	566,538	336,304
Inventories		$ 1,761,880	$ 2,023,456

[1]	Inventory in transit represents products shipped but not received by customers as of the balance sheet dates.